Income taxes	12 Months Ended
Mar. 31, 2024
Disclosure of income tax [Abstract]
Income taxes
25.
Income taxes

a.
Income tax expense/(benefit) recognized in the consolidated income statement

Income tax expense/(benefit) recognized in the consolidated income statement consists of the following:

	For the Year Ended March 31,
	2024		2023		2022
Current taxes
Domestic	Rs.	13,874	Rs.	8,768	Rs.	4,180
Foreign		5,584		4,090		2,231
	Rs.	19,458	Rs.	12,858	Rs.	6,411
Deferred taxes
Domestic	Rs.	968	Rs.	3,891	Rs.	2,165
Foreign		(4,240)		(1,449)		154
	Rs.	(3,272)	Rs.	2,442	Rs.	2,319
Tax expense, net	Rs.	16,186	Rs.	15,300	Rs.	8,730

b.
Income tax expense/(benefit) recognized directly in
other comprehensive (loss)/ income

Income tax expense/(benefit) recognized directly in
other comprehensive (loss)/income
 consists of the following:

	For the Year Ended March 31,
	2024		2023		2022
Tax effect on changes in fair value of other investments	Rs.	-	Rs.	-	Rs.	(293)
Tax effect on effective portion of change in fair value of cash flow hedges		(117)		(354)		288
Tax effect on foreign currency translation differences		-		48		-
Tax effect on actuarial gains/losses on defined benefit obligations		(4)		69		(12)
	Rs.	(121)	Rs.	(237)	Rs.	(17)

c.
Reconciliation of effective tax rate

The following is a reconciliation of the Company’s effective tax rates for the years ended March 31, 2024, 2023 and 2022:

	For the Year Ended March 31,
	2024		2023		2022
Profit before income taxes	Rs.	71,870	Rs.	60,367	Rs.	32,298
Enacted tax rate in India		25.17%		34.94%		34.94%
Computed expected tax expense	Rs.	18,090	Rs.	21,092	Rs.	11,285
Effect of:
Differences between Indian and foreign tax rates	Rs.	(749)	Rs.	(3,807)	Rs.	(427)
Unrecognized deferred tax assets/(recognition of previously unrecognized deferred tax assets, net)		(817)		(757)		97
Expenses not deductible for tax purposes		612		201		208
Income exempt from income taxes		(39)		(769)		(1,619)
Foreign exchange differences		(89)		(204)		(55)
Tax expense on distributed/undistributed earnings of subsidiary outside India		-		-		(220)
Income from sale of capital assets		(48)		(602)		(305)
Others		(774)		146		(234)
Income tax expense/(benefit)	Rs.	16,186	Rs.	15,300	Rs.	8,730
Effective tax rate		23%		25%		27%

The Company’s effective tax rate for the year ended March 31, 2024, was lower as compared to the year ended March 31, 2023. This reduction was primarily on account of a decrease in the corporate income tax rate of the parent company as a result of the adoption of the corporate tax rate under section 115BAA of the Income Tax Act of India
. Also, the tax expense/(benefit), net recorded for the year ended March 31, 2024, include certain credits and reversals arising on account of resolution/conclusion of tax matters pertaining to past assessment years.
However, the impact of such decrease in the corporate income tax rate was partially offset by the following factors:

(a)
changes in the jurisdictional mix of earnings (i.e., an increase in the proportion of the Company’s profits coming from higher tax jurisdictions and a decrease in the proportion of profits from lower tax jurisdictions) for the year ended March 31, 2024, as compared to the year ended March 31, 2023;

(b)	the C ompany had higher income from sale of capital assets in the year ended March 31, 2023 which was taxed at a lower rate compared to the corporate tax rate ; and
(c)
during
 the year ended March 31, 2023, the parent company was eligible to claim certain tax deductions for income generated from its units located in special zones, which deductions were not available during the year ended March 31, 2024.

Overall, while the adoption of the new corporate tax rate contributed towards a reduction in the Company's effective tax rate, various factors as described above played a role in partially offsetting this impact for the period ended March 31, 2024.

The Company’s effective tax rate for the year ended March 31, 2023 was lower compared to the year ended March 31, 2022 primarily on account of:

•
changes in the Company’s jurisdictional mix of earnings (i.e., increase in the proportion of the Company’s profits from lower tax jurisdictions and decrease in the proportion of the Company’s profits from higher tax jurisdictions) for the year ended March 31, 2023 as compared to the year ended March 31, 2022; and

•
recognition of a previously unrecognized deferred tax asset on operating tax losses, primarily pertaining to Dr. Reddy’s Laboratories SA, Switzerland, as the Company believes that it is probable that there will be available taxable profits against which such tax losses can be utilized.

The Company has considered the impact of tax regulations and developments, including updates to its estimate on the impact of adoption of the Taxation Laws (Amendment) Act 2019, in determining its “Tax expense/(benefit)” for the years ended March 31, 2024 and 2023.

d. Unrecognized deferred tax assets

The details of unrecognized deferred tax assets are summarized below:

	As of March 31,
	2024		2023
Deductible temporary differences, net	Rs.	225	Rs.	293
Operating tax loss carry-forward		3,393		4,074
	Rs.	3,618	Rs.	4,367

During the year ended March 31, 2024
 and March 31, 2023
,
the Company recognized deferred tax assets on certain operating tax losses, primarily pertaining to Dr. Reddy’s Laboratories SA, Switzerland, to the extent
 the Company believes
based on forecasted revenues and profits,
that it is probable there will be available taxable profits against which such tax losses can be utilized.

Deferred tax liability is not provided on undistributed earnings of Rs.39,949 and Rs.30,429 as of March 31, 2024 and 2023, respectively of subsidiaries and joint ventures
, where it is expected that earnings of the subsidiaries will not be distributed in the foreseeable future. Generally, the Company indefinitely reinvests all of the accumulated undistributed earnings of subsidiaries, and accordingly, has not recorded any deferred taxes in relation to such undistributed earnings of its subsidiaries.

e.
Deferred tax assets and liabilities

The tax effects of significant temporary differences that resulted in deferred tax assets and liabilities and a description of the items that created these differences is given below:

	As of March 31,				As of March 31,
	2024				2023
Deferred tax assets/(liabilities):	Asset		Liability		Asset		Liability
Inventories	Rs.	4,394	Rs.	(22)	Rs.	3,390	Rs.	(27)
Trade and other receivables		5,815		-		2,818		(10)
Operating/other tax loss carry-forward		2,398		-		2,086		-
Other current assets and other current liabilities, net		747		(102)		971		(36)
Lease liabilities		854		-		539		-
Property, plant and equipment		690		(4,311)		950		(4,201)
Right of use asset		-		(750)		-		(427)
Other intangible assets		195		(93)		249		(111)
Others		833		(783)		571		(399)
Tax assets/(liabilities)		15,926		(6,061)		11,574		(5,211)
Set-off of taxes		(5,152)		5,152		(4,378)		4,378
Net tax assets/(liabilities)	Rs.	10,774	Rs.	(909)	Rs.	7,196	Rs.	(833)

In
assessing whether the deferred tax assets will be realized, management considers whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of the deferred tax assets and tax loss carry-forwards is dependent upon the generation of future taxable income during the periods in which the temporary differences become deductible. Management considers the scheduled reversals of deferred tax liabilities, projected future taxable income and tax planning strategy in making this assessment. Based on the level of historical taxable income and projections of future taxable income over the periods in which the deferred tax assets are deductible, management believes that the Company will realize the benefits of those recognized deductible differences and tax loss carry-forwards. Recoverability of deferred tax assets is based on estimates of future taxable income. Any changes in such future taxable income would impact the recoverability of deferred tax assets.

Operating loss carry-forward consists of business losses, unabsorbed depreciation and unabsorbed interest carry-forwards. A portion of this total loss can be carried indefinitely and the remaining amounts expire at various dates ranging from 202
5
 through 2040.

f.
Movement in deferred tax assets and liabilities during the years ended March 31, 2024 and

2023
.

	As of March 31, 2023		Recognized in income statement		Recognized in OCI		As of March 31, 2024
Deferred tax assets/(liabilities):
Inventories	Rs.	3,363	Rs.	1,009	Rs.	-	Rs.	4,372
Trade and other receivables		2,808		3,007		-		5,815
Operating/other tax loss carry-forward		2,086		312		-		2,398
Other current assets and other current liabilities, net		935		(290)		-		645
Lease l iabilities		539		315		-		854
R ight of use a sset		(427)		(323)		-		(750)
Property, plant and equipment		(3,251)		(370)		-		(3,621)
Other intangible assets		138		(36)		-		102
Others		172		(243)		121		50
Net deferred tax assets	Rs.	6,363	Rs.	3,381	Rs.	121	Rs.	9,865

The details of movement in deferred tax assets and liabilities are summarized below:

	As of March 31, 2022		Recognized in income statement		Recognized in OCI		As of March 31, 2023
Deferred tax assets/(liabilities):
Inventories	Rs.	3,197	Rs.	166	Rs.	-	Rs.	3,363
Minimum Alternate Tax		3,929		(3,929)		-		-
Trade and other receivables		710		2,098		-		2,808
Operating/other tax loss carry-forward		2,053		33		-		2,086
Other current assets and other current liabilities, net		1,546		(611)		-		935
Lease l iabilities		667		(128)		-		539
R ight of u se a sset		(554)		127		-		(427)
Property, plant and equipment		(3,413)		162		-		(3,251)
Other intangible assets		34		104		-		138
Others		(25)		(40)		237		172
Net deferred tax assets	Rs.	8,144	Rs.	(2,018)	Rs.	237	Rs.	6,363

The amounts recognized in the consolidated income statement for the years ended March 31, 2024 and 2023 include Rs.109 and Rs.424, respectively, which represent exchange differences arising due to foreign currency translations.

g. Uncertain tax positions
 – Tax litigations

The Company is contesting various disallowances by the Income Tax authorities. The associated tax impact for disallowances being more likely than not to be accepted by tax authorities is Rs.2,965 and Rs.3,384 as of March 31, 2024 and 2023, respectively. Accordingly, no provision is made in these consolidated financial statements as of March 31, 2024.

h.
The amount of Rs.2,687 in Current tax assets for the comparative year ending March 31, 2023, has been re classed to Non-current tax assets to comply with the presentation requirements in the consolidated statements of financial position and better represent the expected recovery of such assets.

i
.
Assessment of exposure to Pillar Two rules

Legislation to implement the Pillar Two model rules of the OECD has been enacted or substantively enacted in certain jurisdictions where the
C
ompany operates. The legislation will be effective for the Company’s reporting
year beginning April
 1
, 2024. The Company is
with
in
 the
scope of the enacted or substantively enacted legislation.

The
 Company’s
assessment of the potential exposure to Pillar Two income taxes is based on the most recent country-by-country reporting, income tax returns and financial statements
o
f the constituent entities
with
in the
Company
.

Based on the assessment, the Pillar Two effective tax rates in most of the jurisdictions in which the Company operates are above 15%
, and thus Pillar Two income taxes would not apply. However, there are a limited number of jurisdictions where the transitional safe harbour relief does not apply, and the Pillar Two effective tax rate is lower than
15%
.
The Company does not expect a material exposure to Pillar Two income taxes in those jurisdictions.